Document And Entity Information	Oct. 05, 2022
Document Information [Line Items]
Entity, Registrant Name	Atossa Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 05, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35610
Entity, Tax Identification Number	26-4753208
Entity, Address, Address Line One	107 Spring Street
Entity, Address, City or Town	Seattle
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	325-6086
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.18 par value
Trading Symbol	ATOS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0001488039